FINANCIAL INSTRUMENTS - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 63,793	Rp 38,948
Financial liabilities	102,770	97,431
Gain or loss recognised in profit or loss	936
Transfer from level 1 to level 2, Assets	0
Transfer from level 2 to level 1, Assets	0
Transfer from level 1 to level 2, Liabilities	0
Transfer from level 2 to level 1, Liabilities	0
Transfer from level 3, Assets	0
Transfer to level 3, Assets	0
Transfer from level 3, Liabilities	0
Transfer to level 3, Liabilities	0
Other current financial assets | At fair value
FINANCIAL RISK MANAGEMENT
Financial assets	78	109
Financial assets, fair value	78	109
Other current financial assets | At fair value | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	78	77
Other current financial assets | At fair value | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value		32
Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	13,661	4,045
Long-term investment in financial instruments | At fair value
FINANCIAL RISK MANAGEMENT
Financial assets	13,643	4,025
Financial assets, fair value	13,643	4,025
Long-term investment in financial instruments | At fair value | Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	8,899	2,115
Long-term investment in financial instruments | At fair value | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	4,744	1,910
Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		60,210
Total	76,909
Financial liabilities measured at amortized cost | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		8,094
Total	8,097
Financial liabilities measured at amortized cost | Level 2
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		2,115
Total	8,899
Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		50,001
Total	59,913
Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities		59,111
Total	75,762
Financial liabilities measured at amortized cost | Two-step loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	355	568
Financial liabilities, fair value	351	575
Financial liabilities measured at amortized cost | Two-step loans. | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	351	575
Financial liabilities measured at amortized cost | Bonds and notes.
FINANCIAL RISK MANAGEMENT
Financial liabilities	6,993	7,469
Financial liabilities, fair value	8,019	8,503
Financial liabilities measured at amortized cost | Bonds and notes. | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	8,019	8,017
Financial liabilities measured at amortized cost | Bonds and notes. | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		486
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	36,056	28,229
Financial liabilities, fair value	36,176	28,301
Financial liabilities measured at amortized cost | Long-term bank loans | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	36,176	28,301
Financial liabilities measured at amortized cost | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Financial liabilities		14,877
Financial liabilities, fair value		14,877
Financial liabilities measured at amortized cost | Obligations under finance leases | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		14,877
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	15,888	14,877
Financial liabilities, fair value	15,888
Financial liabilities measured at amortized cost | Lease liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	15,888
Financial liabilities measured at amortized cost | Other borrowings.
FINANCIAL RISK MANAGEMENT
Financial liabilities	2,605	3,645
Financial liabilities, fair value	2,610	3,631
Financial liabilities measured at amortized cost | Other borrowings. | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	2,610	3,631
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	126	169
Financial liabilities, fair value	126	169
Financial liabilities measured at amortized cost | Other liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	126	169
FVTPL | Other current financial assets
FINANCIAL RISK MANAGEMENT
Financial assets	78	109
FVTPL | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	13,643	4,025
FVTOCI | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	18	20
FVTOCI | Long-term investment in financial instruments | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 18	Rp 20